INVESCO STRATEGIC PORTFOLIOS, INC.
                           INVESCO Energy Portfolio
                   INVESCO Environmental Services Portfolio
                     INVESCO Financial Services Portfolio
                            INVESCO Gold Portfolio
                      INVESCO Health Sciences Portfolio
                          INVESCO Leisure Portfolio
                         INVESCO Technology Portfolio
                         INVESCO Utilities Portfolio

                 Supplement to Prospectus dated March 1, 1998

The name of the INVESCO Technology Portfolio has been changed to INVESCO Technology Fund - Class II. This name change was made as a result of the addition of the INVESCO Technology Fund - Class I. Therefore, any reference in the Prospectus to the name of the Fund is hereby changed to INVESCO Technology Fund - Class II.

Effective January 1, 1999, the name of INVESCO Strategic Portfolios, Inc. is changed to INVESCO Sector Funds, Inc. Therefore, any reference in the Prospectus to the name of the Company is hereby changed to INVESCO Sector Funds, Inc. Further, any reference in the Prospectus to the "Fund" is hereby changed to the "Company."

Effective January 1, 1999,  the names of the  Portfolios are changed to:
      INVESCO Energy Fund
      INVESCO Environmental Services Fund
      INVESCO Financial Services Fund
      INVESCO Gold Fund
      INVESCO Health Sciences Fund
      INVESCO Leisure Fund
      INVESCO Technology Fund - Class II
      INVESCO Utilities Fund

Therefore, any reference in the Prospectus to the names of the Portfolios is hereby changed as set forth above. Further, any reference in the Prospectus to the "Portfolio" or "Portfolios" is hereby changed to the "Fund" or "Funds."

Effective February 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first sentence of the fourth paragraph, and (2) substitute the following sentence in its place:

      All of the Funds, except for the Health Sciences Fund, are managed by members of INVESCO's Sector Team, which is co-led by William R. Keithler and John R. Schroer.

Effective February 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to insert the following sentence after the first sentence of the fifth paragraph:

      Mr. Segner also manages the Gold Fund.

Effective February 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first sentence of the seventh paragraph, and (2) substitute the following sentence in its place:

      Financial Services: Jeffrey G. Morris, a Chartered Financial Analyst, has been portfolio manager of the Fund since February 1999 and was co-portfolio manager of the Fund from March 1997 to January 1999.

Effective February 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to delete the eighth paragraph in its entirety.

Effective February 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to (1) delete the ninth paragraph, and (2) substitute the following paragraph in its place:

      Gold: John Segner has been the portfolio manager of the Fund since February 1999. Mr. Segner also manages the Energy Fund. Mr. Segner is also a vice president of INVESCO Funds Group, Inc. Mr. Segner was previously the managing director and principal with The Mitchell Group, Inc. (1990 to 1997), manager of marketing development (1988 to 1990) and manager of financial analysis (1986 to 1988) with First Tennessee National Corporation, and a financial analyst with Amerada Hess Corporation (1985 to 1986). Mr. Segner received an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

Effective January 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is hereby amended to (1) delete the twelfth paragraph, and (2) substitute the following paragraph in its place:

      William R. Keithler, a Chartered Financial Analyst, has been the portfolio manager of the Technology Fund since January 1999. He also manages the INVESCO VIF - Technology Fund and is a senior vice president of INVESCO. Bill was previously a portfolio manager with Berger Associates, Inc. (1993 - 1998) and a portfolio manager with INVESCO (1986 - 1993). He received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

This Supplement supersedes the Supplement dated December 14, 1998.

The date of this Supplement is January 5, 1998.